Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
12. Stock-Based Compensation
2018 Stock Option and Incentive Plan
The Company grants stock-based awards under the Amended and Restated Dianthus Therapeutics, Inc. Stock Option and Incentive Plan (the “2018 Incentive Plan”), which originally became effective on June 19, 2018 as the Magenta Therapeutics, Inc. 2018 Stock Option and Incentive Plan and was amended and restated in September 2023 and renamed the Amended and Restated Dianthus Therapeutics, Inc. Stock Option and Incentive Plan. The 2018 Incentive Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, restricted stock units, unrestricted stock awards, cash-based awards, and dividend equivalent rights. In connection with the Reverse Merger, the 2018 Incentive Plan also provides for the assumption of shares remaining available for delivery under the 2019 Stock Plan (as defined below), and such shares will be available for the granting of awards under the 2018 Incentive Plan in accordance with applicable stock exchange requirements. The Company also has outstanding stock options under the Magenta Therapeutics, Inc. 2016 Stock Option and Grant Plan, as amended (the “2016 Plan”), but is no longer granting awards under the 2016 Plan.
Following the Reverse Stock Split effected on September 11, 2023, and after adjustments for the assumption of shares available under the 2019 Stock Plan, the number of shares reserved for issuance under the 2018 Incentive Plan is equal to 1,039,611 shares of the Company’s common stock. The 2018 Incentive Plan provides that the number of shares reserved and available for issuance under the 2018 Incentive Plan will automatically increase each January 1 beginning with January 1, 2024 by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31 or such lesser number of shares as determined by the Company’s board of directors or compensation committee of the board of directors. This number is subject to adjustment in the event of a stock split, stock dividend or other change in capitalization. Shares of common stock underlying any awards under the 2018 Incentive Plan and the 2016 Plan that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) will be available for future awards under the 2018 Incentive Plan. As of September 30, 2023, 767,454 shares of the Company’s common stock were available for issuance under the 2018 Incentive Plan.
The 2018 Incentive Plan is administered by either the board of directors or the compensation committee of the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the administrator, except that the term of stock options and stock appreciation rights may not be greater than ten years (or five years for certain incentive stock options). Awards typically vest over 12 months to four years. The exercise price for stock options granted may not be less than the fair value of common stock as of the date of grant (or 110% of the fair value of common stock for certain incentive stock options). The fair value of common stock is based on quoted market prices.
2019 Stock Plan
In July 2019, Former Dianthus’ Board of Directors adopted, and the Former Dianthus’ stockholders approved, the Dianthus Therapeutics, Inc. 2019 Stock Plan (the “2019 Stock Plan”). In connection with the Reverse Merger, the Company assumed options to purchase shares of Former Dianthus’s common stock that were outstanding under the 2019 Stock Plan immediately prior to the Reverse Merger and such options were converted into options to purchase 1,486,408 shares of Company’s common stock (the “Assumed Options”). No further awards will be made under the 2019 Stock Plan; however, the Assumed Options will remain outstanding under the 2019 Stock Plan in accordance with their terms, as adjusted to reflect the Reverse Merger.

2019 Employee Stock Purchase Plan
Employees may elect to participate in the Magenta Therapeutics, Inc. 2019 Employee Stock Purchase Plan (the “ESPP”). The purchase price of common stock under the ESPP is equal to 85% of the lower of the fair market value of the common stock on the offering date or the exercise date. The six-month
offering periods previously began in December and June of each year. Offerings under the ESPP were suspended in May 2023. During the nine months ended September 30, 2023, there were no shares of common stock purchased under the ESPP. During the nine months ended September 30, 2022, 3,106 shares of common stock were purchased under the ESPP at a purchase price per share of $15.84. As of September 30, 2023, 37,078 shares remained available for issuance under the ESPP.
The ESPP provides that the number of shares reserved and available for issuance under the ESPP will automatically increase each January 1 through January 1, 2029, by the lesser of (i) 1% of the number of shares issued and outstanding on the immediately preceding December 31, (ii) 1,000,000 shares and (iii) such number of shares as determined by the Company’s board of directors or its appointed administrator. The number of shares reserved for issuance under the ESPP did not increase on January 1, 2023.
Stock Options
The following table summarizes stock option activity for the nine months ended September 30, 2023:

	Number of stock options outstanding	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)
Balance at January 1, 2023	529,773	$94.59	8.2	$—
Assumption of options in connection with the Reverse Merger	1,273,454	7.95		177
Options granted, fair value of $10.86 per share	440,041	12.31		159
Options exercised	(2,798)	1.66		46
Options forfeited	(468,291)	68.14		397

Balance at September 30, 2023	1,772,179	$19.04	8.0	$7,763

Exercisable options at September 30, 2023	699,237	$33.25	6.5	$2,949
Unvested options at September 30, 2023	1,072,942	$9.78	8.9	$4,814
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the common stock for those options that had exercise prices lower than the fair value of the common stock.
The weighted average grant-date fair value per share of stock options granted during the nine months ended September 30, 2023 was $10.86 per share.

The table below summarizes the assumptions used to determine the grant-date fair value of stock options issued, presented on a weighted average basis during the nine months ended September 30, 2023 and 2022.

	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Risk-free interest rate	3.9%	3.1%
Expected term (in years)	6.0	5.9
Expected volatility	86.4%	87.3%
Expected dividend yield	0.0%	0.0%
Restricted Stock Units
The following table summarizes restricted stock unit activity for the nine months ended September 30, 2023:

	Number of units outstanding	Weighted average grant date fair value per share
Balance at January 1, 2023	16,084	$70.09
Restricted share units granted	7,696	8.80
Restricted share units vested	(6,495)	68.96
Restricted share units forfeited	(17,285)	43.22

Balance at September 30, 2023	—	$—

Restricted Stock
In April 2020, Former Dianthus executed a restricted stock award agreement with a consultant to purchase 3,052 shares of common stock at an exercise price of $0.14 per share. The restricted stock award vests over a four-year requisite service period, with 25% vesting on the first anniversary of the vesting commencement date and 2.0833% per month thereafter. The agreement contains restrictions on the ability to sell, assign or pledge the shares awarded. The restricted stock agreement contains a right of repurchase whereby, at the election of the Company, the Company may purchase back all unvested stock should the relationship between the recipient and the Company cease. The fair value of the restricted stock award on the date of the award was $0.14 per share.
Former Dianthus has not issued any restricted stock since April 2020. As of September 30, 2023, a total of 2,989 shares of restricted common stock were vested and 63 shares remained unvested. As of September 30, 2023, the unrecognized stock-based compensation expense for the restricted award was immaterial.
Stock Warrants
In April 2021, Former Dianthus issued 4,677 warrants for the purchase of common stock at an exercise price of $1.65 per share. The warrants vested on July 30, 2023 and have a grant date fair value of $1.16 per warrant. Former Dianthus has not issued any warrants since April 2021. As of September 30, 2023, the warrants have a weighted average remaining contractual term of 7.6 years.

Stock-based Compensation Expense
The following table provides a summary of stock-based compensation expense related to stock options, restricted stock units, restricted stock, and warrants:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$379	$144	$711	$256
General and administrative	800	517	1,463	749

Total stock-based compensation expense	$1,179	$661	$2,174	$1,005

As of September 30, 2023, there was $7.8 million of total unrecognized compensation cost related to granted stock options. The Company expects to recognize that cost over a remaining weighted-average period of 2.6 years.

11. Stock-Based Compensation
In July 2019, the Company’s Board of Directors adopted, and the stockholders approved, the Dianthus Therapeutics, Inc. 2019 Stock Plan (the “2019 Plan”). As of December 31, 2022, there were 1,691,208 shares of common stock reserved under the 2019 Plan for issuance to officers, employees, consultants, and directors of the Company. The 2019 Plan is administered by the Compensation Committee of the Company’s Board of Directors.
As of December 31, 2022, the Company had issued 1,273,454 awards from the 2019 Plan and had 417,755 shares available for future grant. Shares that are expired, terminated, surrendered, or canceled under the 2019 Plan without having been fully exercised will be available for future awards.
Stock Options
The exercise price for stock options is determined at the discretion of the Compensation Committee of the Company’s Board of Directors. All stock options granted to any person possessing less than 10% of the total combined consolidated voting power of all classes of stock may not have an exercise price of less than 100% of the fair market value of the common stock on the grant date. All stock options granted to any person possessing more than 10% of the total combined consolidated voting power of all classes of stock may not have an exercise price of less than 110% of the fair market value of the common stock on the grant date. The option term may not be greater than ten years from the date of the grant. Stock options granted to persons possessing more than 10% of the total combined consolidated voting power of all classes of stock may not have an option term of greater than five years from the date of the grant.
The vesting period for equity-based awards is determined at the discretion of the Compensation Committee of the Company’s Board of Directors, which is generally four years. For awards granted to employees and non-employees
with four-year vesting terms, vesting is generally either:

•	25% of the option vests on the first anniversary of the grant date and the remaining stock vest equally each month for three years thereafter, or

•	Equal vesting on a monthly basis, on the last day of the month following the vesting commencement date.
The following table summarizes the assumptions used to determine the grant-date fair value of stock options granted, presented on a weighted average basis:

	Years Ended December 31,
	2022	2021
Risk-free interest rate	3.08%	1.20%
Expected term (in years)	5.9	6.1
Expected volatility	87.28%	87.67%
Expected dividend yield	0%	0%

The following table summarizes stock option activity:

	Number of stock options outstanding	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in thousands)
Balance at January 1, 2021	—	$—		$—
Granted, fair value of $4.31 per share	248,603	5.92

Balance at December 31, 2021	248,603	5.92	9.7	194
Granted, fair value of $6.24 per share	1,031,567	8.44
Forfeited	(6,716)	7.55

Balance at December 31, 2022	1,273,454	$7.95	9.3	$621

Exercisable options at December 31, 2022	181,171	$7.18	9.1	$229
Unvested options at December 31, 2022	1,092,283	$8.08	9.4	$392
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the common stock for those options that had exercise prices lower than the fair value of the common stock.
The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2022 and 2021 was $6.24 and $4.31, respectively.
Restricted Stock
In April 2020, the Company executed a restricted stock award agreement with a consultant to purchase 3,052 shares of common stock at an exercise price of $0.14 per share. The restricted stock award vests over a four-year requisite service period, with 25% vesting on the first anniversary of the vesting commencement date and 2.0833% per month thereafter. The agreement contains restrictions on the ability to sell, assign or pledge the shares awarded. The restricted stock agreement contains a right of repurchase whereby, at the election of the Company, the Company may purchase back all unvested stock should the relationship between the recipient and the Company cease. The fair value of the Company’s common stock on the date of the award was $0.14 per share.
The Company did not issue any restricted stock during the years ended December 31, 2022 and 2021. As of December 31, 2022, a total of approximately 2,417 shares of restricted common stock were vested and approximately 635 shares remained unvested. As of December 31, 2022, the unrecognized stock-based compensation expense for the restricted award was immaterial.
Stock Warrants
In April 2021, the Company issued 4,677 warrants for the purchase of common stock at an exercise price of $1.65 per share. The warrants vest over a four-year period on a straight-line basis and have a grant date fair value of $1.16 per warrant.
The weighted average assumptions used to determine the fair value of the warrants were as follows:

Year Ended December 31, 2021
Risk-free interest rate	1.14%
Expected term (in years)	6.1
Expected volatility	82.80%
Expected dividend yield	0%

The Company did not issue any warrants during the year ended December 31, 2022. As of December 31, 2022, the warrants have a weighted average remaining contractual term of 8.3 years and a remaining weighted average vesting period of 7 months.
Stock-based compensation expense
The following table provides a summary of stock-based compensation expense related to stock options, restricted stock, and warrants (in thousands):

	Years Ended December 31,
	2022	2021
Research and development	$416	$19
General and administrative	1,102	44

Total stock-based compensation expense	$1,518	$63

As of December 31, 2022, there was $5.9 million of total unrecognized compensation cost related to stock options granted under the 2019 Plan. The Company expects to recognize that cost over a remaining weighted-average period of 3.2 years.